Note 13 - Stock-based Compensation - Stock Option Transactions (Details)	12 Months Ended
	Oct. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	40,000	42,017
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 7.00	$ 10.73
Granted	971,707	0
Granted, weighted average exercise price (in CAD per share)	$ 15.90	$ 0
Exercised	0	0
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 0
Forfeited/cancelled	(45,941)	0
Forfeited/cancelled (in CAD per share)	$ 15.90	$ 0
Expired	0	(2,017)
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 10.73
Outstanding, end of period	965,766	40,000
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 7.00